Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (5.2%)
	Reliance Inc.	932,480	269,683
	Eastman Chemical Co.	1,980,803	221,751
	Alcoa Corp.	4,379,747	168,971
	Steel Dynamics Inc.	1,242,314	156,631
	Mosaic Co.	5,400,882	144,636
	Mueller Industries Inc.	1,920,901	142,339
	FMC Corp.	2,115,757	139,513
	UFP Industries Inc.	980,902	128,704
	United States Steel Corp.	3,431,779	121,245
	Commercial Metals Co.	1,949,128	107,124
	Cabot Corp.	929,265	103,864
*	Cleveland-Cliffs Inc.	7,933,157	101,306
	Element Solutions Inc.	3,693,903	100,326
	Olin Corp.	1,992,317	95,591
	Albemarle Corp.	996,777	94,405
	Timken Co.	1,069,910	90,183
	Avient Corp.	1,547,757	77,883
	Ashland Inc.	786,328	68,387
	Hecla Mining Co.	10,139,909	67,633
	Huntsman Corp.	2,785,668	67,413
	Scotts Miracle-Gro Co.	722,320	62,625
	Sensient Technologies Corp.	718,274	57,620
	Chemours Co.	2,530,108	51,412
	Westlake Corp.	326,930	49,134
	Innospec Inc.	422,744	47,808
	Minerals Technologies Inc.	545,286	42,113
*	Coeur Mining Inc.	6,090,444	41,902
	Materion Corp.	351,645	39,335
	Tronox Holdings plc	2,007,528	29,370
	Stepan Co.	362,216	27,981
*	Ingevity Corp.	616,022	24,025
	Quaker Chemical Corp.	113,934	19,197
	Worthington Steel Inc.	555,159	18,881
	Kaiser Aluminum Corp.	259,034	18,785
	Mativ Holdings Inc.	874,761	14,862
*	Ecovyst Inc.	1,776,755	12,171
	Koppers Holdings Inc.	330,411	12,070
	Compass Minerals International Inc.	350,020	4,207
			3,041,086
Consumer Discretionary (15.5%)
	Toll Brothers Inc.	1,739,889	268,795
	Williams-Sonoma Inc.	1,691,399	262,032
*	CarMax Inc.	2,645,505	204,709
	Interpublic Group of Cos. Inc.	6,366,285	201,366
*	BJ's Wholesale Club Holdings Inc.	2,249,419	185,532
	Service Corp. International	2,327,384	183,700
	Tapestry Inc.	3,902,245	183,327
	LKQ Corp.	4,463,665	178,189
	Aramark	4,465,443	172,947
	Hasbro Inc.	2,244,777	162,342
	Murphy USA Inc.	312,611	154,077
	H&R Block Inc.	2,366,113	150,366
*,1	GameStop Corp. Class A	6,502,718	149,107
	New York Times Co. Class A	2,631,964	146,521
	Lithia Motors Inc. Class A	453,226	143,963
	Dick's Sporting Goods Inc.	672,632	140,378
	BorgWarner Inc.	3,860,668	140,104
	VF Corp.	6,597,062	131,611
	Meritage Homes Corp.	615,767	126,275
	Ralph Lauren Corp.	645,065	125,059
*,1	American Airlines Group Inc.	11,077,417	124,510
*	Abercrombie & Fitch Co. Class A	864,899	120,999

		Shares	Market Value ($000)
	Bath & Body Works Inc.	3,713,866	118,547
	U-Haul Holding Co. (XNYS)	1,644,777	118,424
*	Taylor Morrison Home Corp. Class A	1,678,564	117,936
*	Mattel Inc.	5,761,205	109,751
	Lear Corp.	953,550	104,080
*	AutoNation Inc.	571,683	102,286
	Whirlpool Corp.	930,447	99,558
*	Alaska Air Group Inc.	2,138,402	96,677
[1]	Paramount Global Class B	9,007,394	95,659
	PVH Corp.	946,793	95,465
	Thor Industries Inc.	856,614	94,133
	KB Home	1,083,477	92,843
*	Valvoline Inc.	2,184,262	91,411
	Gap Inc.	4,132,283	91,117
	Sirius XM Holdings Inc.	3,724,519	88,085
	Nexstar Media Group Inc. Class A	519,444	85,890
	Group 1 Automotive Inc.	215,859	82,683
*,1	Rivian Automotive Inc. Class A	7,202,594	80,813
*	Asbury Automotive Group Inc.	338,654	80,799
*	Capri Holdings Ltd.	1,896,627	80,493
	Harley-Davidson Inc.	2,007,839	77,362
	Kontoor Brands Inc.	943,854	77,188
*	Norwegian Cruise Line Holdings Ltd.	3,726,425	76,429
*	MGM Resorts International	1,932,158	75,528
	Polaris Inc.	897,646	74,720
	Signet Jewelers Ltd.	718,279	74,083
*	Lyft Inc. Class A	5,786,426	73,777
	Academy Sports & Outdoors Inc.	1,222,485	71,344
	Macy's Inc.	4,450,739	69,832
*	Tri Pointe Homes Inc.	1,507,049	68,284
	American Eagle Outfitters Inc.	2,996,508	67,092
[1]	Endeavor Group Holdings Inc. Class A	2,340,980	66,858
	Rush Enterprises Inc. Class A	1,061,725	56,091
*	Brinker International Inc.	723,903	55,400
*	Coty Inc. Class A	5,883,892	55,250
	Penske Automotive Group Inc.	339,520	55,145
*	SkyWest Inc.	645,792	54,905
	Travel + Leisure Co.	1,123,346	51,764
	Newell Brands Inc.	6,698,586	51,445
	Wendy's Co.	2,928,224	51,302
	Nordstrom Inc.	2,219,463	49,916
*	Penn Entertainment Inc.	2,586,461	48,781
*	Adtalem Global Education Inc.	606,889	45,808
*	Urban Outfitters Inc.	1,187,376	45,488
	Graham Holdings Co. Class B	55,330	45,466
	TEGNA Inc.	2,804,141	44,249
*	Goodyear Tire & Rubber Co.	4,825,407	42,705
*	Hanesbrands Inc.	5,662,989	41,623
	Foot Locker Inc.	1,605,445	41,485
*	Liberty Media Corp.-Liberty Live Class C	806,780	41,412
	HNI Corp.	759,029	40,866
	Advance Auto Parts Inc.	1,011,464	39,437
	Marriott Vacations Worldwide Corp.	534,793	39,297
	PriceSmart Inc.	415,470	38,132
*	M/I Homes Inc.	220,853	37,845
	Carter's Inc.	581,824	37,807
[1]	Kohl's Corp.	1,790,696	37,784
	Strategic Education Inc.	396,505	36,697
	Boyd Gaming Corp.	544,773	35,220
	Laureate Education Inc.	2,068,224	34,353
*	Victoria's Secret & Co.	1,327,153	34,108
	John Wiley & Sons Inc. Class A	691,102	33,346
	PROG Holdings Inc.	681,476	33,045
	Phinia Inc.	703,302	32,373
	Cheesecake Factory Inc.	776,053	31,469
*	OPENLANE Inc.	1,841,092	31,078
	La-Z-Boy Inc.	708,968	30,436
	Acushnet Holdings Corp.	471,477	30,057
	Papa John's International Inc.	553,199	29,801
*	Stride Inc.	348,454	29,727

		Shares	Market Value ($000)
	Leggett & Platt Inc.	2,160,297	29,423
	MillerKnoll Inc.	1,183,573	29,305
	Steven Madden Ltd.	584,645	28,642
*	Under Armour Inc. Class A	3,210,757	28,608
[1]	Dillard's Inc. Class A	72,662	27,880
*	Central Garden & Pet Co. Class A	869,276	27,295
	Upbound Group Inc.	834,183	26,686
*	Cinemark Holdings Inc.	932,550	25,962
*	Knowles Corp.	1,423,865	25,672
	LCI Industries	205,147	24,728
*	Helen of Troy Ltd.	386,670	23,916
	Avis Budget Group Inc.	272,004	23,825
	Bloomin' Brands Inc.	1,440,197	23,806
*	Sally Beauty Holdings Inc.	1,739,769	23,609
	Red Rock Resorts Inc. Class A	429,477	23,381
	Dana Inc.	2,211,605	23,355
	Columbia Sportswear Co.	273,144	22,723
	Buckle Inc.	516,385	22,705
	Wolverine World Wide Inc.	1,288,377	22,444
*	Visteon Corp.	234,134	22,299
	Oxford Industries Inc.	252,437	21,901
	Worthington Enterprises Inc.	509,811	21,132
*	Sphere Entertainment Co.	458,821	20,271
*	G-III Apparel Group Ltd.	648,177	19,782
	Steelcase Inc. Class A	1,432,129	19,319
*	Under Armour Inc. Class C	2,156,665	18,030
*	Cars.com Inc.	1,063,171	17,819
	Levi Strauss & Co. Class A	801,690	17,477
*	Vista Outdoor Inc.	445,485	17,454
*	Liberty Media Corp.-Liberty Live Class A	348,614	17,260
	Cracker Barrel Old Country Store Inc.	376,301	17,065
*	JetBlue Airways Corp.	2,497,760	16,385
*	ODP Corp.	540,720	16,086
	Krispy Kreme Inc.	1,437,458	15,438
*	Lions Gate Entertainment Corp. Class B	2,191,850	15,168
	Jack in the Box Inc.	324,279	15,092
*	National Vision Holdings Inc.	1,332,834	14,541
	Monro Inc.	481,765	13,904
	Sonic Automotive Inc. Class A	224,659	13,138
*	Topgolf Callaway Brands Corp.	1,169,100	12,837
	Sturm Ruger & Co. Inc.	285,716	11,909
*	American Axle & Manufacturing Holdings Inc.	1,893,226	11,700
*	U-Haul Holding Co.	149,902	11,614
	Matthews International Corp. Class A	492,648	11,429
	Scholastic Corp.	325,577	10,422
	Guess? Inc.	499,007	10,045
	Sinclair Inc.	613,549	9,387
	Caleres Inc.	282,818	9,347
	Interface Inc. Class A	469,372	8,904
	Camping World Holdings Inc. Class A	344,187	8,336
*	Lions Gate Entertainment Corp. Class A	1,063,635	8,328
*	Clear Channel Outdoor Holdings Inc.	4,972,185	7,955
*	BJ's Restaurants Inc.	186,411	6,070
*,1	Hertz Global Holdings Inc.	1,811,014	5,976
	Rush Enterprises Inc. Class B	115,783	5,552
*	Petco Health & Wellness Co. Inc. Class A	1,199,992	5,460
	Cricut Inc. Class A	771,118	5,344
	Smith & Wesson Brands Inc.	362,947	4,711
*	Central Garden & Pet Co.	113,941	4,155
	Dine Brands Global Inc.	123,112	3,845
[1]	Paramount Global Class A	143,254	3,132
*	Leslie's Inc.	705,566	2,230
*	Savers Value Village Inc.	204,426	2,151
*,1	AMC Networks Inc. Class A	179,450	1,559
*	PowerSchool Holdings Inc. Class A	255	6
			9,042,099
Consumer Staples (3.6%)
*	US Foods Holding Corp.	4,145,231	254,932
	Bunge Global SA	2,400,991	232,032

		Shares	Market Value ($000)
	J M Smucker Co.	1,714,008	207,566
*	Performance Food Group Co.	2,641,368	207,004
*	Sprouts Farmers Market Inc.	1,697,200	187,388
	Molson Coors Beverage Co. Class B	2,937,940	168,990
	Ingredion Inc.	1,102,795	151,557
	Albertsons Cos. Inc. Class A	5,398,661	99,767
	Flowers Foods Inc.	3,212,641	74,116
	Walgreens Boots Alliance Inc.	5,856,879	52,478
*	Post Holdings Inc.	396,137	45,853
	Spectrum Brands Holdings Inc.	451,345	42,941
	Energizer Holdings Inc.	1,216,901	38,649
	Vector Group Ltd.	2,267,391	33,829
*	TreeHouse Foods Inc.	791,712	33,236
	Edgewell Personal Care Co.	835,837	30,374
*	Pilgrim's Pride Corp.	602,897	27,763
	Reynolds Consumer Products Inc.	890,436	27,693
	Andersons Inc.	548,570	27,505
*	Grocery Outlet Holding Corp.	1,494,820	26,234
	Universal Corp.	397,640	21,119
	Fresh Del Monte Produce Inc.	650,059	19,203
	Weis Markets Inc.	273,575	18,857
*	United Natural Foods Inc.	957,583	16,106
*	Hain Celestial Group Inc.	1,522,796	13,142
	Seaboard Corp.	4,108	12,887
*	Herbalife Ltd.	1,621,797	11,661
[1]	B&G Foods Inc.	1,274,685	11,319
*	USANA Health Sciences Inc.	193,776	7,348
*	Duckhorn Portfolio Inc.	869,655	5,053
*	Olaplex Holdings Inc.	1,682,960	3,955
*,1	BRC Inc. Class A	901,318	3,082
	Nu Skin Enterprises Inc. Class A	399,806	2,947
			2,116,586
Energy (3.7%)
	Ovintiv Inc.	4,476,441	171,492
[1]	Chesapeake Energy Corp.	2,033,243	167,234
	APA Corp.	6,269,849	153,361
	Chord Energy Corp.	1,048,846	136,591
*	Southwestern Energy Co.	18,695,003	132,921
	DT Midstream Inc.	1,646,059	129,479
	HF Sinclair Corp.	2,749,185	122,531
	Range Resources Corp.	3,898,200	119,909
	Antero Midstream Corp.	5,710,176	85,938
	Murphy Oil Corp.	2,429,640	81,976
*	CNX Resources Corp.	2,435,134	79,312
	Permian Resources Corp.	5,353,531	72,862
*	Antero Resources Corp.	2,503,976	71,739
	California Resources Corp.	1,366,705	71,711
	Warrior Met Coal Inc.	886,660	56,658
	Archrock Inc.	2,720,191	55,057
	Peabody Energy Corp.	2,027,320	53,805
	Patterson-UTI Energy Inc.	6,661,604	50,961
	PBF Energy Inc. Class A	1,588,482	49,164
	Arch Resources Inc.	291,211	40,234
	SM Energy Co.	969,672	38,758
	World Kinect Corp.	951,546	29,412
	Crescent Energy Co. Class A	2,494,399	27,314
*	DNOW Inc.	1,804,782	23,336
	Helmerich & Payne Inc.	753,157	22,911
	Delek US Holdings Inc.	1,039,179	19,485
*	MRC Global Inc.	1,372,630	17,487
	CVR Energy Inc.	596,391	13,735
*	ProPetro Holding Corp.	1,500,327	11,492
	Vitesse Energy Inc.	375,083	9,009
*	Array Technologies Inc.	1,223,977	8,078
	Core Laboratories Inc.	397,450	7,365
*,1	ProFrac Holding Corp. Class A	276,282	1,876
*	OPAL Fuels Inc. Class A	168,393	615
			2,133,808

		Shares	Market Value ($000)
Financials (20.3%)
	First Citizens BancShares Inc. Class A	182,533	336,034
	Reinsurance Group of America Inc.	1,116,275	243,203
	RenaissanceRe Holdings Ltd.	884,029	240,809
	Equitable Holdings Inc.	5,419,814	227,795
	East West Bancorp Inc.	2,349,338	194,384
	Assurant Inc.	877,905	174,580
	American Financial Group Inc.	1,279,982	172,286
	Annaly Capital Management Inc.	8,491,989	170,434
	Carlyle Group Inc.	3,926,320	169,067
	Ally Financial Inc.	4,647,763	165,414
	Globe Life Inc.	1,522,397	161,237
	Evercore Inc. Class A	617,310	156,389
	Stifel Financial Corp.	1,650,737	155,004
	Western Alliance Bancorp	1,772,670	153,318
	Primerica Inc.	573,354	152,025
	Jefferies Financial Group Inc.	2,438,139	150,067
	Unum Group	2,518,969	149,727
	First Horizon Corp.	9,083,212	141,062
	Old Republic International Corp.	3,943,213	139,669
[1]	AGNC Investment Corp.	13,263,453	138,736
	SEI Investments Co.	1,981,528	137,102
	Webster Financial Corp.	2,905,666	135,433
	Comerica Inc.	2,248,750	134,723
	Voya Financial Inc.	1,666,558	132,025
	Invesco Ltd.	7,246,664	127,251
	SouthState Corp.	1,292,361	125,592
	Popular Inc.	1,226,115	122,943
	Wintrust Financial Corp.	1,127,178	122,333
	Zions Bancorp NA	2,503,450	118,213
	Commerce Bancshares Inc.	1,966,623	116,817
	Jackson Financial Inc. Class A	1,275,347	116,350
	RLI Corp.	736,596	114,158
	MGIC Investment Corp.	4,393,920	112,484
	Prosperity Bancshares Inc.	1,533,948	110,552
	Essent Group Ltd.	1,710,858	109,991
	Starwood Property Trust Inc.	5,381,376	109,672
	First American Financial Corp.	1,656,722	109,360
	Cullen/Frost Bankers Inc.	976,634	109,246
	Synovus Financial Corp.	2,318,254	103,093
	Axis Capital Holdings Ltd.	1,284,186	102,234
	Old National Bancorp	5,406,569	100,887
	Rithm Capital Corp.	8,809,076	99,983
	Cadence Bank	3,096,401	98,620
	Selective Insurance Group Inc.	1,031,116	96,203
*	Mr Cooper Group Inc.	1,038,345	95,715
	OneMain Holdings Inc.	2,031,059	95,602
	Columbia Banking System Inc.	3,550,675	92,708
	Lazard Inc.	1,815,799	91,480
	Lincoln National Corp.	2,884,879	90,903
	Radian Group Inc.	2,549,625	88,446
	Glacier Bancorp Inc.	1,921,996	87,835
	FNB Corp.	6,094,881	85,999
	Affiliated Managers Group Inc.	480,034	85,350
	United Bankshares Inc.	2,291,952	85,031
	SLM Corp.	3,686,026	84,299
	Home BancShares Inc.	3,046,113	82,519
	Janus Henderson Group plc	2,159,656	82,218
	Hanover Insurance Group Inc.	548,907	81,299
	Piper Sandler Cos.	284,979	80,880
	TPG Inc. Class A	1,386,953	79,833
	Bank OZK	1,826,501	78,521
	First Financial Bankshares Inc.	2,058,055	76,169
	Hancock Whitney Corp.	1,463,565	74,891
	FirstCash Holdings Inc.	644,776	74,020
	UMB Financial Corp.	702,322	73,821
	White Mountains Insurance Group Ltd.	41,361	70,157
	Ameris Bancorp	1,112,141	69,386
	Assured Guaranty Ltd.	847,557	67,398
	Valley National Bancorp	7,336,538	66,469

		Shares	Market Value ($000)
	Kemper Corp.	1,037,416	63,542
*	Enstar Group Ltd.	193,641	62,273
	Walker & Dunlop Inc.	543,430	61,728
	Pinnacle Financial Partners Inc.	621,852	60,923
	CNO Financial Group Inc.	1,703,066	59,778
	First Bancorp	2,777,625	58,802
	United Community Banks Inc.	2,020,458	58,755
*	Axos Financial Inc.	916,214	57,612
	Atlantic Union Bankshares Corp.	1,521,793	57,326
[1]	New York Community Bancorp Inc.	5,052,341	56,738
	International Bancshares Corp.	948,764	56,727
*	Texas Capital Bancshares Inc.	783,007	55,954
	Fulton Financial Corp.	3,083,329	55,901
	BGC Group Inc. Class A	6,072,976	55,750
	Eastern Bankshares Inc.	3,289,657	53,917
	Franklin Resources Inc.	2,661,342	53,626
	Associated Banc-Corp	2,429,939	52,341
	Community Financial System Inc.	890,608	51,718
	Artisan Partners Asset Management Inc. Class A	1,184,885	51,329
	WSFS Financial Corp.	1,004,610	51,225
	First Hawaiian Inc.	2,167,715	50,183
*	Genworth Financial Inc. Class A	7,322,990	50,162
	Federated Hermes Inc. Class B	1,359,701	49,996
	Cathay General Bancorp	1,162,124	49,913
	PennyMac Financial Services Inc.	433,814	49,442
	WaFd Inc.	1,376,670	47,977
[1]	Arbor Realty Trust Inc.	3,036,092	47,242
*	Brighthouse Financial Inc.	1,029,781	46,371
	BankUnited Inc.	1,267,054	46,171
[1]	Blackstone Mortgage Trust Inc. Class A	2,315,675	44,021
	Simmons First National Corp. Class A	2,021,704	43,547
	First Interstate BancSystem Inc. Class A	1,417,593	43,492
	Virtu Financial Inc. Class A	1,404,057	42,768
	Bank of Hawaii Corp.	673,428	42,271
	Park National Corp.	246,392	41,389
	Pacific Premier Bancorp Inc.	1,634,366	41,121
	Independent Bank Corp.	684,092	40,450
	CVB Financial Corp.	2,249,233	40,081
	Bread Financial Holdings Inc.	842,050	40,065
	BOK Financial Corp.	380,443	39,802
	Provident Financial Services Inc.	2,101,115	38,997
	First Financial Bancorp	1,537,531	38,792
	Towne Bank	1,111,226	36,737
	OFG Bancorp	789,239	35,453
	First Merchants Corp.	942,089	35,046
	Banner Corp.	584,028	34,785
	Independent Bank Group Inc.	597,030	34,425
	NBT Bancorp Inc.	759,566	33,596
	ServisFirst Bancshares Inc.	415,918	33,461
	Renasant Corp.	1,023,448	33,262
	BancFirst Corp.	307,853	32,402
	Trustmark Corp.	933,705	29,710
	Mercury General Corp.	469,256	29,554
	Northwest Bancshares Inc.	2,159,044	28,888
	WesBanco Inc.	959,577	28,576
	First Commonwealth Financial Corp.	1,648,360	28,269
	City Holding Co.	236,721	27,789
	StepStone Group Inc. Class A	488,378	27,755
	National Bank Holdings Corp. Class A	642,699	27,058
	S&T Bancorp Inc.	616,045	25,855
	Hilltop Holdings Inc.	770,658	24,784
	Hope Bancorp Inc.	1,944,173	24,419
	Two Harbors Investment Corp.	1,756,361	24,378
	Horace Mann Educators Corp.	691,036	24,152
	Compass Diversified Holdings	1,089,939	24,120
	Virtus Investment Partners Inc.	114,047	23,887
	Safehold Inc.	908,070	23,819
	WisdomTree Inc.	2,316,580	23,143
*	SiriusPoint Ltd.	1,593,233	22,847
	Victory Capital Holdings Inc. Class A	404,754	22,423

		Shares	Market Value ($000)
	Ladder Capital Corp.	1,931,633	22,407
	Nelnet Inc. Class A	195,220	22,114
	MFA Financial Inc.	1,730,386	22,010
	Chimera Investment Corp.	1,365,062	21,609
	Apollo Commercial Real Estate Finance Inc.	2,344,970	21,550
	Westamerica Bancorp	429,723	21,237
	PennyMac Mortgage Investment Trust	1,472,305	20,995
*	LendingClub Corp.	1,800,520	20,580
	Navient Corp.	1,298,233	20,239
	Employers Holdings Inc.	420,996	20,195
	Berkshire Hills Bancorp Inc.	728,576	19,621
	Safety Insurance Group Inc.	238,933	19,540
	Enact Holdings Inc.	527,856	19,177
	Cannae Holdings Inc.	956,960	18,240
	Franklin BSP Realty Trust Inc.	1,387,023	18,114
*	Encore Capital Group Inc.	381,481	18,033
	Heartland Financial USA Inc.	308,900	17,515
	Redwood Trust Inc.	2,241,103	17,324
[1]	ARMOUR Residential REIT Inc.	826,536	16,861
	Claros Mortgage Trust Inc.	2,001,875	14,994
	Brookline Bancorp Inc.	1,431,766	14,446
	F&G Annuities & Life Inc.	320,598	14,337
*	PRA Group Inc.	634,727	14,192
*	ProAssurance Corp.	867,070	13,041
	BrightSpire Capital Inc. Class A	2,213,902	12,398
	KKR Real Estate Finance Trust Inc.	999,010	12,338
	Tompkins Financial Corp.	195,207	11,281
	Capitol Federal Financial Inc.	1,912,410	11,168
	GCM Grosvenor Inc. Class A	717,094	8,117
*	Columbia Financial Inc.	443,729	7,574
*	World Acceptance Corp.	49,613	5,853
	Eagle Bancorp Inc.	242,950	5,486
	TPG RE Finance Trust Inc.	548,713	4,681
*	Ambac Financial Group Inc.	381,742	4,279
*	loanDepot Inc. Class A	1,123,763	3,068
	Associated Capital Group Inc. Class A	18,447	653
			11,843,532
Health Care (6.2%)
*	United Therapeutics Corp.	754,135	270,244
*	Tenet Healthcare Corp.	1,624,152	269,934
	Universal Health Services Inc. Class B	957,455	219,267
	Teleflex Inc.	798,651	197,522
	Encompass Health Corp.	1,705,560	164,825
*	Solventum Corp.	2,341,957	163,281
*	Henry Schein Inc.	2,147,643	156,563
*	Elanco Animal Health Inc.	8,378,725	123,083
*	DaVita Inc.	710,966	116,549
*	Jazz Pharmaceuticals plc	994,370	110,783
*	Bio-Rad Laboratories Inc. Class A	328,391	109,873
*	Acadia Healthcare Co. Inc.	1,495,371	94,821
	DENTSPLY SIRONA Inc.	3,435,922	92,976
	Organon & Co.	4,364,168	83,487
*	Nuvalent Inc. Class A	724,677	74,134
*	Integer Holdings Corp.	568,362	73,887
*	ICU Medical Inc.	393,310	71,669
*	Madrigal Pharmaceuticals Inc.	312,829	66,389
*	Biohaven Ltd.	1,282,032	64,063
	Select Medical Holdings Corp.	1,763,035	61,477
	Perrigo Co. plc	2,312,233	60,650
*	Prestige Consumer Healthcare Inc.	839,990	60,563
*	Envista Holdings Corp.	2,914,394	57,588
*	Amedisys Inc.	554,950	53,558
*	Iovance Biotherapeutics Inc.	4,630,333	43,479
*	Avidity Biosciences Inc.	943,621	43,341
*	QuidelOrtho Corp.	912,042	41,589
*	Enovis Corp.	946,694	40,755
*,1	Summit Therapeutics Inc.	1,842,797	40,357
*	Azenta Inc.	787,591	38,151
*,1	CG oncology Inc.	909,913	34,331

		Shares	Market Value ($000)
*	Omnicell Inc.	779,580	33,990
	Premier Inc. Class A	1,698,031	33,961
*	Immunovant Inc.	1,116,408	31,829
*	Fortrea Holdings Inc.	1,518,690	30,374
*	Ligand Pharmaceuticals Inc.	294,171	29,444
	Patterson Cos. Inc.	1,344,588	29,366
	National HealthCare Corp.	222,221	27,949
*	Supernus Pharmaceuticals Inc.	887,312	27,666
*	Dyne Therapeutics Inc.	723,755	25,997
*	Brookdale Senior Living Inc.	3,176,372	21,568
*	Integra LifeSciences Holdings Corp.	1,117,736	20,309
*	Myriad Genetics Inc.	730,706	20,014
*	Amneal Pharmaceuticals Inc.	2,361,038	19,644
*	Owens & Minor Inc.	1,241,389	19,477
*	Avanos Medical Inc.	778,824	18,715
*	Innoviva Inc.	901,463	17,407
*	Pediatrix Medical Group Inc.	1,458,976	16,910
*	Healthcare Services Group Inc.	1,243,771	13,893
	Embecta Corp.	978,023	13,790
*	BrightSpring Health Services Inc.	871,771	12,798
*	Pacira BioSciences Inc.	743,008	11,182
*,1	Concentra Group Holdings Parent Inc.	429,271	9,599
*	Day One Biopharmaceuticals Inc.	624,955	8,706
*	Kiniksa Pharmaceuticals International plc Class A	309,536	7,735
*	Varex Imaging Corp.	346,410	4,129
*,1	OPKO Health Inc.	2,363,778	3,522
*,1	Tempus AI Inc. Class A	8,856	501
*,1	Ardent Health Partners Inc.	10,377	191
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,609,855
Industrials (23.6%)
	Smurfit WestRock plc	8,803,050	435,047
*	Builders FirstSource Inc.	1,973,818	382,644
	Booz Allen Hamilton Holding Corp.	2,189,790	356,410
	Carlisle Cos. Inc.	783,784	352,507
	EMCOR Group Inc.	790,830	340,476
	IDEX Corp.	1,283,155	275,237
	Pentair plc	2,805,175	274,318
	RPM International Inc.	2,182,736	264,111
	Owens Corning	1,473,773	260,150
	AECOM	2,272,409	234,672
	Allegion plc	1,476,814	215,231
	Tetra Tech Inc.	4,536,825	213,957
	CH Robinson Worldwide Inc.	1,888,550	208,439
	ITT Inc.	1,384,798	207,041
	nVent Electric plc	2,817,349	197,947
	Crown Holdings Inc.	2,044,841	196,059
	Hubbell Inc. Class B	454,941	194,874
	Fortune Brands Innovations Inc.	2,103,594	188,335
	Regal Rexnord Corp.	1,127,859	187,089
	AptarGroup Inc.	1,125,289	180,260
	Huntington Ingalls Industries Inc.	664,710	175,736
	Graphic Packaging Holding Co.	5,086,847	150,520
	Donaldson Co. Inc.	2,040,885	150,413
*	Mohawk Industries Inc.	909,335	146,112
	Applied Industrial Technologies Inc.	650,196	145,078
	Acuity Brands Inc.	521,481	143,611
	Allison Transmission Holdings Inc.	1,476,994	141,895
	Knight-Swift Transportation Holdings Inc. Class A	2,606,397	140,615
	WESCO International Inc.	833,237	139,967
*	Fluor Corp.	2,903,313	138,517
*	FTI Consulting Inc.	608,528	138,477
*	API Group Corp.	4,190,453	138,369
*	Axalta Coating Systems Ltd.	3,717,201	134,525
	Crane Co.	824,257	130,463
*	Middleby Corp.	911,698	126,845
	Berry Global Group Inc.	1,845,361	125,448
	MKS Instruments Inc.	1,140,513	123,985

		Shares	Market Value ($000)
*	Kirby Corp.	981,414	120,154
	Genpact Ltd.	3,020,073	118,417
	Louisiana-Pacific Corp.	1,072,035	115,201
	Flowserve Corp.	2,226,816	115,104
	Robert Half Inc.	1,675,515	112,946
	MSA Safety Inc.	633,687	112,378
	Oshkosh Corp.	1,103,208	110,552
	AGCO Corp.	1,075,428	105,241
	Esab Corp.	973,253	103,467
	Ryder System Inc.	696,960	101,617
*	XPO Inc.	937,116	100,749
	Valmont Industries Inc.	341,790	99,102
	Moog Inc. Class A	487,596	98,504
	Watts Water Technologies Inc. Class A	464,396	96,218
	Brunswick Corp.	1,122,461	94,085
*	Aurora Innovation Inc. Class A	15,839,643	93,771
	Boise Cascade Co.	659,681	93,002
	Sensata Technologies Holding plc	2,558,721	91,756
	Sonoco Products Co.	1,665,464	90,984
*	Beacon Roofing Supply Inc.	1,048,705	90,640
	MDU Resources Group Inc.	3,283,061	89,989
	Vontier Corp.	2,605,214	87,900
*	Knife River Corp.	959,588	85,778
	Zurn Elkay Water Solutions Corp.	2,317,810	83,302
	Brink's Co.	710,715	82,187
*	Summit Materials Inc. Class A	2,083,311	81,312
	Matson Inc.	569,184	81,177
	Belden Inc.	691,664	81,015
	GATX Corp.	603,454	79,927
	Arcosa Inc.	826,874	78,355
	Air Lease Corp. Class A	1,699,033	76,949
	HB Fuller Co.	924,172	73,361
	Sealed Air Corp.	1,974,947	71,691
	Silgan Holdings Inc.	1,357,452	71,266
*	Gates Industrial Corp. plc	3,991,014	70,042
	EnerSys	682,163	69,615
	Western Union Co.	5,725,323	68,303
*	ASGN Inc.	721,373	67,254
	Korn Ferry	884,007	66,513
*	MasTec Inc.	537,099	66,117
	MSC Industrial Direct Co. Inc. Class A	761,097	65,500
*	GMS Inc.	665,899	60,310
	ManpowerGroup Inc.	804,219	59,126
	Granite Construction Inc.	740,491	58,706
	Enpro Inc.	355,518	57,658
	Terex Corp.	1,077,252	56,997
	ESCO Technologies Inc.	436,519	56,302
	ABM Industries Inc.	1,063,840	56,128
	Otter Tail Corp.	708,968	55,413
	Brady Corp. Class A	707,583	54,222
	Atmus Filtration Technologies Inc.	1,412,946	53,028
	Griffon Corp.	751,515	52,606
	Atkore Inc.	607,888	51,512
	UniFirst Corp.	254,635	50,583
	Insperity Inc.	572,598	50,389
*	Alight Inc. Class A	6,805,248	50,359
	Primoris Services Corp.	864,255	50,196
	Trinity Industries Inc.	1,397,475	48,688
*	Resideo Technologies Inc.	2,357,654	47,483
	ADT Inc.	6,537,310	47,265
	Albany International Corp. Class A	528,849	46,988
*	Dycom Industries Inc.	234,326	46,186
	Crane NXT Co.	823,218	46,183
	Hub Group Inc. Class A	991,866	45,080
	McGrath RentCorp	416,160	43,813
	ArcBest Corp.	400,817	43,469
*	OSI Systems Inc.	274,536	41,683
	AZZ Inc.	480,106	39,662
*	Hayward Holdings Inc.	2,552,616	39,157
	Werner Enterprises Inc.	995,269	38,407

		Shares	Market Value ($000)
*	Mirion Technologies Inc. Class A	3,438,841	38,068
*	AAR Corp.	577,317	37,733
	EVERTEC Inc.	1,084,391	36,750
	Standex International Corp.	200,936	36,727
*	Hillman Solutions Corp.	3,325,809	35,121
*	NCR Atleos Corp.	1,225,853	34,974
*	O-I Glass Inc.	2,633,388	34,550
	Kennametal Inc.	1,320,442	34,239
*,1	Joby Aviation Inc.	6,676,272	33,582
*	Amentum Holdings Inc.	1,031,674	33,271
	Vestis Corp.	2,228,587	33,206
	Hillenbrand Inc.	1,190,312	33,091
*	Huron Consulting Group Inc.	301,565	32,780
*	RXO Inc.	1,159,846	32,476
	Barnes Group Inc.	774,408	31,294
*	AMN Healthcare Services Inc.	644,096	27,303
	Helios Technologies Inc.	563,257	26,867
	Apogee Enterprises Inc.	371,782	26,030
	Greif Inc. Class A	414,917	25,999
	H&E Equipment Services Inc.	526,230	25,617
	Greenbrier Cos. Inc.	501,296	25,511
	REV Group Inc.	835,959	23,457
*	CoreCivic Inc.	1,775,602	22,461
	Quanex Building Products Corp.	801,101	22,231
*	JELD-WEN Holding Inc.	1,361,251	21,521
	International Seaways Inc.	400,102	20,629
	Pitney Bowes Inc.	2,890,468	20,609
	Kforce Inc.	312,038	19,175
	Schneider National Inc. Class B	625,064	17,839
*	Air Transport Services Group Inc.	1,058,888	17,143
*	First Advantage Corp.	862,596	17,123
*	Thermon Group Holdings Inc.	572,945	17,097
	TriMas Corp.	654,519	16,710
*	BrightView Holdings Inc.	962,036	15,142
	Deluxe Corp.	749,364	14,605
	Wabash National Corp.	708,502	13,596
*	Proto Labs Inc.	426,272	12,520
	Astec Industries Inc.	386,465	12,344
*	American Woodmark Corp.	131,338	12,274
	Kelly Services Inc. Class A	519,647	11,126
	Hyster-Yale Inc.	166,609	10,625
*	Cimpress plc	127,538	10,448
	Heartland Express Inc.	731,793	8,986
[1]	Forward Air Corp.	199,529	7,063
	Pactiv Evergreen Inc.	607,657	6,994
	Gorman-Rupp Co.	177,840	6,927
*	Conduent Inc.	1,306,542	5,265
*	ZipRecruiter Inc. Class A	520,147	4,941
*	Sterling Check Corp.	290,658	4,860
	Kronos Worldwide Inc.	387,861	4,829
*	Triumph Group Inc.	324,547	4,183
	Greif Inc. Class B	36,782	2,568
*,1	Centuri Holdings Inc.	153,287	2,476
*	TaskUS Inc. Class A	142,582	1,842
			13,749,218
Real Estate (9.1%)
	Kimco Realty Corp.	11,426,124	265,315
	Gaming & Leisure Properties Inc.	4,418,353	227,324
	Camden Property Trust	1,807,455	223,275
	Regency Centers Corp.	3,076,296	222,201
*	Jones Lang LaSalle Inc.	804,480	217,057
	BXP Inc.	2,409,237	193,847
	Omega Healthcare Investors Inc.	4,370,470	177,878
*	Zillow Group Inc. Class C	2,608,826	166,574
	Federal Realty Investment Trust	1,418,201	163,051
	EastGroup Properties Inc.	825,969	154,308
	NNN REIT Inc.	3,113,026	150,951
	Brixmor Property Group Inc.	5,107,763	142,302
	Healthpeak Properties Inc.	5,926,339	135,535

		Shares	Market Value ($000)
	Agree Realty Corp.	1,705,579	128,481
	First Industrial Realty Trust Inc.	2,243,132	125,571
	Vornado Realty Trust	3,067,682	120,867
	STAG Industrial Inc.	3,086,714	120,660
	Lamar Advertising Co. Class A	744,775	99,502
	Rayonier Inc.	2,525,193	81,261
	Kilroy Realty Corp.	1,989,636	76,999
[1]	SL Green Realty Corp.	1,098,585	76,472
	Cousins Properties Inc.	2,578,737	76,021
	Sabra Health Care REIT Inc.	3,970,798	73,897
	HA Sustainable Infrastructure Capital Inc.	1,978,919	68,213
	Macerich Co.	3,660,979	66,776
	EPR Properties	1,283,491	62,942
	National Health Investors Inc.	744,210	62,558
	Tanger Inc.	1,853,517	61,500
	Broadstone Net Lease Inc.	3,195,368	60,552
	PotlatchDeltic Corp.	1,337,540	60,256
	Highwoods Properties Inc.	1,796,341	60,195
[1]	Medical Properties Trust Inc.	10,173,297	59,514
	COPT Defense Properties	1,909,337	57,910
	Apple Hospitality REIT Inc.	3,672,472	54,536
*	Cushman & Wakefield plc	3,885,656	52,961
*	Compass Inc. Class A	8,569,177	52,358
	Douglas Emmett Inc.	2,837,451	49,854
	LXP Industrial Trust	4,739,513	47,632
	Park Hotels & Resorts Inc.	3,364,059	47,433
	Urban Edge Properties	2,058,703	44,036
	Outfront Media Inc.	2,391,347	43,953
	Acadia Realty Trust	1,783,523	41,877
	DigitalBridge Group Inc.	2,945,093	41,614
	Phillips Edison & Co. Inc.	1,038,120	39,148
	SITE Centers Corp.	621,517	37,602
*	Zillow Group Inc. Class A	596,882	36,965
	Sunstone Hotel Investors Inc.	3,446,679	35,570
	InvenTrust Properties Corp.	1,222,424	34,680
*	Equity Commonwealth	1,728,363	34,394
	Newmark Group Inc. Class A	2,138,858	33,216
	Global Net Lease Inc.	3,906,241	32,891
	Retail Opportunity Investments Corp.	2,052,291	32,283
	DiamondRock Hospitality Co.	3,337,251	29,134
*	GEO Group Inc.	2,250,309	28,916
	LTC Properties Inc.	737,197	27,048
	Getty Realty Corp.	826,587	26,294
	Elme Communities	1,491,770	26,240
	JBG SMITH Properties	1,466,163	25,629
	Empire State Realty Trust Inc. Class A	2,224,291	24,645
	Veris Residential Inc.	1,328,751	23,731
	Alexander & Baldwin Inc.	1,230,944	23,634
	Uniti Group Inc.	3,931,375	22,173
	Piedmont Office Realty Trust Inc. Class A	2,101,713	21,227
	American Assets Trust Inc.	774,207	20,687
*	Apartment Investment & Management Co. Class A	2,280,322	20,614
	Centerspace	259,731	18,303
	Marcus & Millichap Inc.	393,772	15,605
	Brandywine Realty Trust	2,780,316	15,125
	Service Properties Trust	2,811,481	12,820
	Xenia Hotels & Resorts Inc.	864,066	12,762
	Hudson Pacific Properties Inc.	2,393,697	11,442
*	Forestar Group Inc.	300,442	9,725
	Saul Centers Inc.	204,564	8,584
	RMR Group Inc. Class A	253,065	6,423
	Bridge Investment Group Holdings Inc. Class A	636,945	6,287
	Summit Hotel Properties Inc.	872,219	5,983
	Alexander's Inc.	17,291	4,191
*,2	Spirit MTA REIT	334,911	30
			5,280,020
Technology (6.1%)
	Jabil Inc.	1,826,642	218,887
*	F5 Inc.	987,909	217,538

		Shares	Market Value ($000)
*	CACI International Inc. Class A	378,050	190,749
	Leidos Holdings Inc.	1,141,692	186,096
*	EPAM Systems Inc.	917,108	182,532
*	Qorvo Inc.	1,608,431	166,151
	KBR Inc.	2,255,178	146,880
	TD SYNNEX Corp.	1,086,405	130,456
	Science Applications International Corp.	868,374	120,938
*	Arrow Electronics Inc.	897,402	119,202
*	Insight Enterprises Inc.	552,347	118,970
*	Coherent Corp.	1,299,224	115,514
*	Cirrus Logic Inc.	905,316	112,449
*	Kyndryl Holdings Inc.	3,918,924	90,057
*	Maplebear Inc.	2,210,260	90,046
*	CCC Intelligent Solutions Holdings Inc.	7,925,022	87,571
*	Parsons Corp.	809,937	83,974
	Avnet Inc.	1,493,538	81,114
*	IAC Inc.	1,225,543	65,959
	Dun & Bradstreet Holdings Inc.	5,616,118	64,642
*	DXC Technology Co.	3,064,791	63,594
*	Plexus Corp.	461,495	63,091
*	Sanmina Corp.	879,944	60,232
	Amkor Technology Inc.	1,879,329	57,507
*	Synaptics Inc.	670,935	52,051
*	Teradata Corp.	1,628,839	49,419
	Progress Software Corp.	725,060	48,847
	Concentrix Corp.	941,211	48,237
*	RingCentral Inc. Class A	1,318,698	41,710
	Vishay Intertechnology Inc.	2,113,139	39,959
*	Blackbaud Inc.	437,542	37,051
*	Ziff Davis Inc.	758,344	36,901
*	NCR Voyix Corp.	2,464,094	33,438
*	IPG Photonics Corp.	449,767	33,427
*	Informatica Inc. Class A	1,316,592	33,283
*	TTM Technologies Inc.	1,641,646	29,960
*	Verint Systems Inc.	1,046,073	26,497
	Benchmark Electronics Inc.	581,411	25,768
*	NetScout Systems Inc.	1,148,346	24,977
	CSG Systems International Inc.	475,083	23,113
	Adeia Inc.	1,753,638	20,886
	Xerox Holdings Corp.	1,874,898	19,461
*	E2open Parent Holdings Inc.	4,176,255	18,417
*	ScanSource Inc.	366,608	17,608
*	Rubrik Inc. Class A	457,139	14,697
	SolarWinds Corp.	861,463	11,242
*	Couchbase Inc.	639,541	10,309
*	Bumble Inc. Class A	1,608,784	10,264
*	MaxLinear Inc. Class A	639,907	9,266
	Shutterstock Inc.	210,277	7,438
*	N-able Inc.	549,595	7,178
*	Vimeo Inc.	1,193,021	6,025
*,1	Trump Media & Technology Group Corp.	230,486	3,704
*	Thoughtworks Holding Inc.	821,001	3,629
*	SecureWorks Corp. Class A	35,332	313
			3,579,224
Telecommunications (1.2%)
	Juniper Networks Inc.	5,579,399	217,485
*	Frontier Communications Parent Inc.	4,220,180	149,943
*	Lumen Technologies Inc.	17,234,858	122,368
*	EchoStar Corp. Class A	2,021,821	50,182
	Telephone & Data Systems Inc.	1,527,157	35,506
*	Viavi Solutions Inc.	3,761,349	33,927
*,1	AST SpaceMobile Inc. Class A	1,092,003	28,556
	Cable One Inc.	76,235	26,666
*	Viasat Inc.	1,919,964	22,924
*	United States Cellular Corp.	269,523	14,730
*,1	Altice USA Inc. Class A	3,747,272	9,218
			711,505
Utilities (5.1%)
	Atmos Energy Corp.	2,443,237	338,901

			Shares	Market Value ($000)
		NRG Energy Inc.	3,498,089	318,676
		AES Corp.	12,054,246	241,808
		Pinnacle West Capital Corp.	1,925,722	170,600
		Essential Utilities Inc.	4,174,804	161,022
		OGE Energy Corp.	3,404,704	139,661
		NiSource Inc.	3,801,100	131,708
		Evergy Inc.	1,849,737	114,702
*		Stericycle Inc.	1,573,535	95,986
		National Fuel Gas Co.	1,548,473	93,853
		IDACORP Inc.	902,696	93,059
		UGI Corp.	3,638,960	91,047
		Portland General Electric Co.	1,746,970	83,680
		New Jersey Resources Corp.	1,680,913	79,339
*		Talen Energy Corp.	432,524	77,093
		Southwest Gas Holdings Inc.	1,031,978	76,119
		Black Hills Corp.	1,182,252	72,259
		ONE Gas Inc.	960,293	71,465
		TXNM Energy Inc.	1,528,886	66,919
		ALLETE Inc.	978,946	62,839
		Spire Inc.	930,004	62,580
		Northwestern Energy Group Inc.	1,039,013	59,452
		MGE Energy Inc.	613,182	56,076
		American States Water Co.	634,896	52,881
		Avista Corp.	1,334,056	51,695
		Clearway Energy Inc. Class C	1,404,575	43,092
*		Hawaiian Electric Industries Inc.	2,785,324	26,962
		Northwest Natural Holding Co.	644,590	26,312
		Clearway Energy Inc. Class A	586,018	16,684
*,1		NuScale Power Corp. Class A	1,284,396	14,873
*		Enviri Corp.	678,864	7,019
		Excelerate Energy Inc. Class A	275,970	6,074
				3,004,436
Total Common Stocks (Cost $42,320,756)				58,111,369
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $670,419)	5.014%	6,707,465	670,746
Total Investments (100.8%) (Cost $42,991,175)				58,782,115
Other Assets and Liabilities—Net (-0.8%)				(464,465)
Net Assets (100%)				58,317,650
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $493,011,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $525,786,000 was received for securities on loan, of which $525,756,000 is held in Vanguard Market Liquidity Fund and $30,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	556	62,528	(44)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/25	CITNA	24,579	(5.143)	1,555	—
Blackstone Mortgage Trust Inc. Class A	1/31/25	GSI	9,278	(4.873)	55	—
Dick's Sporting Goods Inc.	1/31/25	CITNA	61,610	(5.143)	—	(7,300)
Williams-Sonoma Inc.	1/31/25	CITNA	60,449	(5.143)	9,032	—
					10,642	(7,300)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,221,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	58,111,339	—	30	58,111,369
Temporary Cash Investments	670,746	—	—	670,746
Total	58,782,085	—	30	58,782,115

Derivative Financial Instruments
Assets
Swap Contracts	—	10,642	—	10,642
Liabilities
Futures Contracts[1]	(44)	—	—	(44)
Swap Contracts	—	(7,300)	—	(7,300)
Total	(44)	(7,300)	—	(7,344)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.